Quarterly Holdings Report
for
Fidelity Managed Retirement 2020 Fund℠
October 31, 2021
RW38-NPRT1-1221
1.867283.114
Domestic Equity Funds - 21.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	30,358	523,677
Fidelity Series Commodity Strategy Fund (a)	80,630	344,290
Fidelity Series Large Cap Growth Index Fund (a)	17,417	336,671
Fidelity Series Large Cap Stock Fund (a)	18,784	364,783
Fidelity Series Large Cap Value Index Fund (a)	43,729	704,475
Fidelity Series Small Cap Opportunities Fund (a)	11,611	174,628
Fidelity Series Value Discovery Fund (a)	14,817	257,659
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,209,753)		2,706,183

International Equity Funds - 20.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	11,313	167,095
Fidelity Series Emerging Markets Fund (a)	9,250	104,619
Fidelity Series Emerging Markets Opportunities Fund (a)	38,167	942,334
Fidelity Series International Growth Fund (a)	18,310	375,545
Fidelity Series International Index Fund (a)	12,566	157,699
Fidelity Series International Small Cap Fund (a)	5,573	134,424
Fidelity Series International Value Fund (a)	32,016	372,025
Fidelity Series Overseas Fund (a)	25,664	374,443
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,066,315)		2,628,184

Bond Funds - 47.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	33,339	336,390
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	21,841	219,062
Fidelity Series Corporate Bond Fund (a)	74,979	831,515
Fidelity Series Emerging Markets Debt Fund (a)	7,557	69,298
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,300	22,861
Fidelity Series Floating Rate High Income Fund (a)	1,491	13,895
Fidelity Series Government Bond Index Fund (a)	102,750	1,088,119
Fidelity Series High Income Fund (a)	8,317	79,514
Fidelity Series Inflation-Protected Bond Index Fund (a)	72,153	812,447
Fidelity Series International Credit Fund (a)	213	2,121
Fidelity Series International Developed Markets Bond Index Fund (a)	15,182	148,785
Fidelity Series Investment Grade Bond Fund (a)	100,267	1,171,123
Fidelity Series Investment Grade Securitized Fund (a)	78,387	809,737
Fidelity Series Long-Term Treasury Bond Index Fund (a)	42,945	365,466
Fidelity Series Real Estate Income Fund (a)	4,032	47,414
TOTAL BOND FUNDS (Cost $5,871,095)		6,017,747

Short-Term Funds - 9.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.07% (a)(b)	266,694	266,694
Fidelity Series Short-Term Credit Fund (a)	22,725	229,065
Fidelity Series Treasury Bill Index Fund (a)	74,317	743,172
TOTAL SHORT-TERM FUNDS (Cost $1,237,875)		1,238,931

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,385,038)	12,591,045
NET OTHER ASSETS (LIABILITIES) - 0.0%	(327)
NET ASSETS - 100.0%	12,590,718

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	353,315	18,258	-	28	1,305	336,390
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	229,036	10,714	-	(52)	792	219,062
Fidelity Series Blue Chip Growth Fund	572,453	138,031	130,084	97,911	(1,716)	(55,007)	523,677
Fidelity Series Canada Fund	170,880	14,896	26,828	-	(250)	8,397	167,095
Fidelity Series Commodity Strategy Fund	361,100	135,541	67,254	112,708	(9,189)	(75,908)	344,290
Fidelity Series Corporate Bond Fund	909,734	62,701	125,136	5,562	(1,325)	(14,459)	831,515
Fidelity Series Emerging Markets Debt Fund	73,167	5,543	8,199	803	(90)	(1,123)	69,298
Fidelity Series Emerging Markets Debt Local Currency Fund	24,215	2,187	2,675	-	(57)	(809)	22,861
Fidelity Series Emerging Markets Fund	113,777	7,525	17,276	-	(789)	1,382	104,619
Fidelity Series Emerging Markets Opportunities Fund	1,029,116	85,922	161,569	-	(4,384)	(6,751)	942,334
Fidelity Series Floating Rate High Income Fund	14,358	1,002	1,635	143	11	159	13,895
Fidelity Series Government Bond Index Fund	1,148,964	91,962	134,901	2,930	(2,596)	(15,310)	1,088,119
Fidelity Series Government Money Market Fund 0.07%	335,922	14,740	83,968	59	-	-	266,694
Fidelity Series High Income Fund	84,265	6,389	10,911	993	104	(333)	79,514
Fidelity Series Inflation-Protected Bond Index Fund	1,145,419	44,581	379,270	-	9,998	(8,281)	812,447
Fidelity Series International Credit Fund	2,151	14	-	14	-	(44)	2,121
Fidelity Series International Developed Markets Bond Index Fund	-	158,354	8,266	-	(81)	(1,222)	148,785
Fidelity Series International Growth Fund	406,816	29,017	67,043	-	873	5,882	375,545
Fidelity Series International Index Fund	169,158	12,135	25,415	-	(153)	1,974	157,699
Fidelity Series International Small Cap Fund	142,609	7,829	21,161	-	672	4,475	134,424
Fidelity Series International Value Fund	403,483	27,897	71,726	-	121	12,250	372,025
Fidelity Series Investment Grade Bond Fund	1,253,672	88,071	153,978	6,202	(1,142)	(15,500)	1,171,123
Fidelity Series Investment Grade Securitized Fund	864,637	58,342	106,061	1,061	(961)	(6,220)	809,737
Fidelity Series Large Cap Growth Index Fund	365,184	23,829	74,364	-	5,355	16,667	336,671
Fidelity Series Large Cap Stock Fund	402,019	48,723	78,123	23,718	(2,009)	(5,827)	364,783
Fidelity Series Large Cap Value Index Fund	778,109	52,983	150,968	-	1,930	22,421	704,475
Fidelity Series Long-Term Treasury Bond Index Fund	403,340	46,992	78,076	1,823	(4,862)	(1,928)	365,466
Fidelity Series Overseas Fund	407,786	28,319	72,316	-	1,558	9,096	374,443
Fidelity Series Real Estate Income Fund	50,843	3,288	6,644	900	36	(109)	47,414
Fidelity Series Short-Term Credit Fund	288,074	14,537	71,064	1,525	(302)	(2,180)	229,065
Fidelity Series Small Cap Opportunities Fund	193,119	55,333	44,495	44,526	(2,680)	(26,649)	174,628
Fidelity Series Treasury Bill Index Fund	936,079	40,152	233,059	91	(201)	201	743,172
Fidelity Series Value Discovery Fund	285,980	20,087	54,611	-	378	5,825	257,659
	13,336,429	1,909,273	2,496,048	300,969	(11,775)	(146,834)	12,591,045

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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